Taxes (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Taxes [Line Items]
Profits tax rates	(3.90%)
Losses carried forward (in Dollars)		$ 7,281,047
Valuation allowance (in Dollars)	$ 4,214,526
HONG KONG
Taxes [Line Items]
Applicable tax rate	16.50%
Profits tax rates				16.50%	8.25%
Assessable profits (in Dollars)				$ 2,000,000	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Profits tax rates	25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	20.00%
PRC [Member] | Minimum [Member]
Taxes [Line Items]
Profits tax rates	50.00%
PRC [Member] | Maximum [Member]
Taxes [Line Items]
Profits tax rates	75.00%
January 1, 2021 to December 31, 2023 [Member] | PRC [Member] | Minimum [Member]
Taxes [Line Items]
Profits tax rates	50.00%
January 1, 2021 to December 31, 2023 [Member] | PRC [Member] | Maximum [Member]
Taxes [Line Items]
Profits tax rates	87.50%
January 1, 2023 to December 31, 2024 [Member] | PRC [Member] | Minimum [Member]
Taxes [Line Items]
Profits tax rates	75.00%
January 1, 2023 to December 31, 2024 [Member] | PRC [Member] | Maximum [Member]
Taxes [Line Items]
Profits tax rates	87.50%